Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Investments	$ 26,146,622	$ 27,553,251
Recognized net gains related to equity method investments	245,800	292,100	$ 1,900,000
Equity investments, carrying value	333,300
Equity securities without readily determinable fair value downward price adjustment cumulative amount	6,200
Equity securities without readily determinable fair value downward price adjustment	$ 62,300
Investment Maturity Terms	five years
American International Group, Incs Life and Retirement [Member]
Schedule of Investments [Line Items]
Equity investments, carrying value	$ 4,300
Equity method investment, aggregate cost	184,600
Consolidated Blackstone Funds | Blackstone
Schedule of Investments [Line Items]
Investments	$ 1,000,000	$ 393,900